May 01, 2017

GUIDESTONE FUNDS

Supplement dated September 22, 2017

to

Prospectus dated May 1, 2017, as amended July 1, 2017

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I. CHANGES RELATED TO THE LIQUIDATION AND TERMINATION OF THE

GLOBAL NATURAL RESOURCES EQUITY FUND

Effective immediately, the Global Natural Resources Equity Fund (the “GNRE Fund”) is liquidated and terminated pursuant to the Plan of Liquidation and Termination for the GNRE Fund approved by the Board of Trustees of GuideStone Funds. Accordingly, all references to the GNRE Fund in the Prospectus are deleted.

II. CHANGE TO PRINCIPAL INVESTMENT STRATEGIES SECTIONS

The second bullet under the "Principal Investment Strategies" section for the Conservative Allocation Fund on page 35 is deleted in its entirety and replaced with the following:

●	The Adviser uses the following target and potential ranges in allocating the Fund's assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)(2)	60%	45-75%
Money Market	1%	0-10%
Low-Duration Bond	44%	25-55%
Medium-Duration Bond	12%	5-25%
Global Bond	3%	0-10%

U.S. Equity Select Funds(2)(3)	20%	10-30%
Defensive Market Strategies	9%	2-20%
Value Equity	5%	0-10%
Growth Equity	5%	0-10%
Small Cap Equity	1%	0-10%

Non-U.S. Equity Select Funds(2)	8%	2-15%
International Equity	6%	2-15%
Emerging Markets Equity	2%	0-10%

Real Assets Select Funds(1)(2)	7%	5-25%
Inflation Protected Bond	6%	5-25%
Global Real Estate Securities	1%	0-10%

Alternatives Select Fund(1)(2)	5%	2-15%
Strategic Alternatives	5%	2-15%
(1)	These target allocations may include investment grade and high yield (junk bond) fixed-income securities and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

The second bullet under the "Principal Investment Strategies" section for the Balanced Allocation Fund on page 40 is deleted in its entirety and replaced with the following:

●	The Adviser uses the following target and potential ranges in allocating the Fund's assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)(2)	43%	25-55%
Money Market	3%	0-10%
Low-Duration Bond	12%	5-25%
Medium-Duration Bond	16%	5-30%
Extended-Duration Bond	4%	0-10%
Global Bond	8%	2-15%

U.S. Equity Select Funds(2)(3)	30%	15-45%
Defensive Market Strategies	8%	2-20%
Value Equity	10%	2-20%
Growth Equity	10%	2-20%
Small Cap Equity	2%	0-10%

Non-U.S. Equity Select Funds(2)	15%	5-25%
International Equity	12%	5-25%
Emerging Markets Equity	3%	0-10%

Real Assets Select Funds(1)(2)	9%	5-25%
Inflation Protected Bond	6%	2-15%
Global Real Estate Securities	3%	0-10%

Alternatives Select Fund(1)(2)	3%	0-10%
Strategic Alternatives	3%	0-10%
(1)	These target allocations may include investment grade and high yield (junk bond) fixed-income securities and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

The second bullet under the "Principal Investment Strategies" section for the Growth Allocation Fund on page 45 is deleted in its entirety and replaced with the following:

●	The Adviser uses the following target and potential ranges in allocating the Fund's assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)(2)	27%	15-35%
Money Market	3%	0-10%
Low-Duration Bond	7%	2-15%
Medium-Duration Bond	10%	5-25%
Extended-Duration Bond	2%	0-10%
Global Bond	5%	2-15%

U.S. Equity Select Funds(2)	42%	25-55%
Value Equity	19%	10-30%
Growth Equity	19%	10-30%
Small Cap Equity	4%	0-10%

Non-U.S. Equity Select Funds(2)	28%	10-40%
International Equity	22%	10-30%
Emerging Markets Equity	6%	2-15%

Real Assets Select Fund(2)	3%	0-10%
Global Real Estate Securities	3%	0-10%
(1)	These target allocations may include investment grade and high yield (junk bond) fixed-income securities and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

III. CHANGE TO PRINCIPAL INVESTMENT RISKS SECTIONS

In the "Principal Investment Risks" section for the Conservative Allocation Fund, the Balanced Allocation Fund and the Growth Allocation Fund, the "Natural Resources Companies Risk" factor is deleted in its entirety.